CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EXPENSES
Amortization	$ 188,078	$ 244,659	$ 304,555
Exploration	428,619	985,107	4,906,777
General and administrative	438,506	468,938	1,986,604
Options receipts in excess of property value	0	0	(135,000)
LOSS BEFORE OTHER ITEMS	(1,055,203)	(1,698,704)	(7,062,936)
OTHER ITEMS
Foreign exchange gain (loss)	(19,592)	(93,155)	21,684
Interest expense	(8,169)	(11,053)	(5,185)
Realized gain on sales of trading securities	9,051	21,440	379,363
Net unrealized loss on trading securities	(35,268)	(193,612)	(805,953)
Other income	9,980	342	110,424
Recovery of gold	411,152	1,015,203	70,556
Loss contingency	0	(130,000)	0
Warrant gain (expense)	992	338,597	(339,589)
Total Other Items	368,146	947,762	(568,700)
Consolidated loss and comprehensive loss for the year	(687,057)	(750,942)	(7,631,636)
Net loss (gain) and comprehensive loss (gain) attributable to non-controlling interest	(6,842)	8,849	466,378
Net loss and comprehensive loss attributable to Xtra-Gold Resources Corp.	$ (693,899)	$ (742,093)	$ (7,165,258)
Basic and diluted loss attributable to common shareholders per common share	$ (0.02)	$ (0.02)	$ (0.16)
Basic and diluted weighted average number of common shares outstanding	45,996,481	46,481,748	44,698,113